Details of the Statements of Profit or Loss and Other Comprehensive Income (Other Income (Expense), Net) (Details) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Details of Statements of Profit or Loss and Other Comprehensive Income Loss [Abstract]
Other income in connection with the A.R.Z. electricity pumped storage project (see Note 6)		€ 73	€ 18	€ 56
Compensation from contractor	[1]	811
Other				34
Total other income, net		€ 884	€ 18	€ 90	[2]

[1]	Compensation from EPC and O&M contractor of the Company's Bio Gas projects in Netherlands due to deficiencies in the operation of these projects.
[2]	Please refer to Note 2C for functional and presentation currency.